Performance Management	Sep. 20, 2024
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund had not commenced operations as of the date of this prospectus. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at: www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund had not commenced operations as of the date of this prospectus.
Performance Availability Website Address [Text]	www.calamos.com
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD2
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund had not commenced operations as of the date of this prospectus. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at: www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund had not commenced operations as of the date of this prospectus.
Performance Availability Website Address [Text]	www.calamos.com
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD3
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund had not commenced operations as of the date of this prospectus. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at: www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund had not commenced operations as of the date of this prospectus.
Performance Availability Website Address [Text]	www.calamos.com
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD4
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund had not commenced operations as of the date of this prospectus. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at: www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund had not commenced operations as of the date of this prospectus.
Performance Availability Website Address [Text]	www.calamos.com